Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net
Schedule of impaired intangible assets

	December 31, 2018			December 31, 2019
	Gross carrying	Accumulated	Net carrying	Gross carrying	Accumulated	Net carrying
	value	amortization	value	value	amortization	value
Domain names and others	5,269	(1,974)	3,295	4,342	(2,820)	1,522
License	3,161	(2,986)	175	—	—	—
Total intangible assets, net	8,430	(4,960)	3,470	4,342	(2,820)	1,522